Business Segment and Geographical Information	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Business Segment and Geographical Information	Business Segment and Geographical Information
The Company has the expertise and capability to conduct clinical trials in most major therapeutic areas on a global basis and has the operational flexibility to provide development services on a stand-alone basis or as part of an integrated "full-service" solution. The Company has expanded through internal growth, together with a number of strategic acquisitions to enhance its expertise and capabilities in certain areas of the clinical development process.

The Company determines and presents operating segments based on the information that is internally provided to the chief operating decision maker, the (‘CODM’) in accordance with ASC 280, Segment Reporting. The Company determined that the CODM was comprised of the Chief Executive Officer and the Chief Financial Officer.

The Company operates as one reportable segment, which is the provision of outsourced development services on a global basis to the pharmaceutical, biotechnology and medical devices industries.
Revenues are allocated to individual entities based on where the work is performed in accordance with the Company's global transfer pricing model. Revenues and income from operations in Ireland are a function of our global contracting model and the Group’s transfer pricing model.

ICON Ireland acts as the Group entrepreneur under the Company’s global transfer pricing model given its role in the development and management of the Group, its ownership of key intellectual property and customer relationships, its key role in the mitigation of risks faced by the Group and its responsibility for maintaining the Company’s global network. ICON Ireland enters into the majority of the Company’s customer contracts.

ICON Ireland remunerates other operating entities in the Group on the basis of an arm’s length return for the services they perform in each of their local territories. The arm’s length return for each ICON entity is established to ensure that each of ICON Ireland and the ICON entities that are involved in the conduct of services for customers, earn an appropriate return having regard to the assets owned, risks borne, and functions performed by each entity from these intercompany transactions. The arm’s length return is reviewed annually to ensure that it is market appropriate. The integration of entities acquired through the Merger into this global network and global transfer pricing model has been completed.

The geographic split of revenue disclosed for each region outside Ireland is the arm’s length revenue attributable to these entities. The residual revenues of the Group, once each ICON entity has been paid its respective intercompany service fee, generally fall to be retained by ICON Ireland. As such, revenues and income from operations in Ireland are a function of this global transfer pricing model and comprise revenues of the Group after deducting the arm’s length revenues attributable to the activities performed outside Ireland.

There have been no changes to the overall basis of segmentation or the measurement basis for the segment results since the prior year.

Reportable geographic information at December 31, 2023 and December 31, 2022 and for the years ended December 31, 2023, December 31, 2022 and December 31, 2021 is as follows:

a) The distribution of revenue by geographical area was as follows:

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
	(in thousands)
Ireland	$2,377,104	$1,984,567	$1,365,909
Rest of Europe	1,574,783	1,618,350	1,175,515
U.S.	3,283,790	3,574,610	2,581,007
Other	884,499	563,859	358,395
Total	$8,120,176	$7,741,386	$5,480,826

b) The distribution of income from operations (including Restructuring) by geographical area was as follows:

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
	(in thousands)
Ireland *	$432,026	$218,088	$131,961
Rest of Europe	153,450	253,799	177,863
U.S.	310,343	254,849	39,132
Other	60,333	68,501	29,573
Total	$956,152	$795,237	$378,529
* Includes the full amount of the amortization charge associated with the intangible asset acquired in the Merger.
c) The distribution of long-lived assets (property, plant and equipment and operating right-of-use assets), net, by geographical area was as follows:

	December 31, 2023	December 31, 2022
	(in thousands)
Ireland	$199,051	$143,025
Rest of Europe	94,046	99,721
U.S.	159,245	213,311
Other	49,175	48,095
Total	$501,517	$504,152